UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2007 (Unaudited)

DWS Target 2011 Fund

	Shares	Value ($)

Common Stocks 27.2%
Consumer Discretionary 3.1%
Auto Components 0.0%
Autoliv, Inc.	100	6,318
Hotels Restaurants & Leisure 0.6%
McDonald's Corp.	6,110	364,767
Yum! Brands, Inc.	2,200	88,594

		453,361
Household Durables 0.3%
Garmin Ltd.	1,400	150,360
NVR, Inc.*	100	47,575

		197,935

Media 0.7%
Idearc, Inc.	200	5,396
Liberty Global, Inc. "A"*	3,300	129,525
Omnicom Group, Inc.	1,100	56,078
The DIRECTV Group, Inc.*	11,500	304,520

		495,519
Multiline Retail 0.5%
Big Lots, Inc.*	7,200	172,656
Dollar Tree Stores, Inc.*	3,300	126,390
Family Dollar Stores, Inc.	1,300	32,955

		332,001
Specialty Retail 0.5%
Dick's Sporting Goods, Inc.*	3,000	100,110
Lowe's Companies, Inc.	400	10,756
RadioShack Corp.	1,000	20,620
The Sherwin-Williams Co.	3,500	223,720

		355,206
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. "B"	2,500	165,650
Polo Ralph Lauren Corp.	2,700	185,760

		351,410
Consumer Staples 1.9%
Beverages 0.4%
Anheuser-Busch Companies, Inc.	2,500	128,200
Coca-Cola Enterprises, Inc.	5,400	139,374

		267,574
Food & Staples Retailing 0.3%
BJ's Wholesale Club, Inc.*	2,700	96,876
Costco Wholesale Corp.	500	33,630
Kroger Co.	1,700	49,963
Sysco Corp.	1,700	58,293

		238,762
Food Products 0.3%
Wm. Wrigley Jr. Co.	3,200	197,344
Household Products 0.3%
Colgate-Palmolive Co.	700	53,389
Kimberly-Clark Corp.	2,800	198,492

		251,881
Personal Products 0.3%
Herbalife Ltd.	4,200	185,178
Tobacco 0.3%
Altria Group, Inc.	2,880	210,039
Energy 3.8%
Energy Equipment & Services 1.5%
Global Industries Ltd.*	6,200	152,644
GlobalSantaFe Corp.	2,500	202,575
Noble Corp.	4,100	217,095
Superior Energy Services, Inc.*	3,000	111,240
Tidewater, Inc.	3,000	164,010
Transocean, Inc.*	2,000	238,740

		1,086,304

Oil, Gas & Consumable Fuels 2.3%
Chevron Corp.	5,100	466,701
ExxonMobil Corp.	4,574	420,762
Frontier Oil Corp.	3,700	169,423
Hess Corp.	3,000	214,830
Murphy Oil Corp.	2,000	147,260
Tesoro Corp.	2,800	169,484
Valero Energy Corp.	1,100	77,473

		1,665,933
Financials 4.4%
Capital Markets 0.8%
Ameriprise Financial, Inc.	700	44,086
Morgan Stanley	5,160	347,062
The Goldman Sachs Group, Inc.	690	171,065

		562,213
Commercial Banks 0.8%
Wachovia Corp.	4,200	192,066
Wells Fargo & Co.	12,010	408,460

		600,526
Consumer Finance 0.4%
American Express Co.	5,000	304,750
Diversified Financial Services 1.1%
Bank of America Corp.	4,800	231,744
Citigroup, Inc.	13,000	544,700

		776,444
Insurance 0.9%
ACE Ltd.	3,300	200,013
Endurance Specialty Holdings Ltd.	1,700	66,657
The Travelers Companies, Inc.	1,500	78,315
XL Capital Ltd. "A"	4,000	287,800

		632,785
Real Estate Investment Trusts 0.4%
AMB Property Corp. (REIT)	200	13,070
AvalonBay Communities, Inc. (REIT)	100	12,265
Equity Residential (REIT)	1,000	41,780
Host Hotels & Resorts, Inc. (REIT)	1,500	33,240
ProLogis (REIT)	400	28,696
Public Storage (REIT)	500	40,485
Simon Property Group, Inc. (REIT)	700	72,877
The Macerich Co. (REIT)	100	8,571
Vornado Realty Trust (REIT)	500	55,860

		306,844
Health Care 3.7%
Biotechnology 0.5%
Gilead Sciences, Inc.*	6,500	300,235
Health Care Equipment & Supplies 0.6%
Baxter International, Inc.	3,900	234,039
Kinetic Concepts, Inc.*	3,300	198,330

		432,369
Health Care Providers & Services 1.1%
Coventry Health Care, Inc.*	2,400	144,744
Health Net, Inc.*	4,200	225,162

Humana, Inc.*	2,800	209,860
Medco Health Solutions, Inc.*	2,200	207,636

		787,402
Life Sciences Tools & Services 0.1%
Invitrogen Corp.*	900	81,783
Pharmaceuticals 1.4%
Bristol-Myers Squibb Co.	11,100	332,889
Eli Lilly & Co.	6,500	351,975
Endo Pharmaceuticals Holdings, Inc.*	1,800	52,740
Merck & Co., Inc.	2,400	139,824
Schering-Plough Corp.	4,600	140,392

		1,017,820
Industrials 3.2%
Aerospace & Defense 1.0%
Boeing Co.	3,690	363,797
Honeywell International, Inc.	4,520	273,053
Lockheed Martin Corp.	400	44,016

		680,866
Airlines 0.2%
AMR Corp.*	1,800	43,200
US Airways Group, Inc.*	3,800	105,108

		148,308
Commercial Services & Supplies 0.1%
Allied Waste Industries, Inc.*	1,800	22,752
Dun & Bradstreet Corp.	700	67,795
The Brink's Co.	200	12,530

		103,077
Construction & Engineering 0.3%
Fluor Corp.	1,500	237,000
Industrial Conglomerates 0.5%
General Electric Co.	5,990	246,549
Teleflex, Inc.	1,600	117,136

		363,685
Machinery 0.9%
AGCO Corp.*	3,800	226,784
Caterpillar, Inc.	1,900	141,759
Harsco Corp.	200	12,124
PACCAR, Inc.	3,950	219,462
Toro Co.	900	50,094

		650,223
Road & Rail 0.2%
Ryder System, Inc.	2,400	114,840
Information Technology 3.9%
Communications Equipment 0.0%
Cisco Systems, Inc.*	550	18,183
Computers & Peripherals 1.3%
Apple, Inc.*	1,800	341,910
International Business Machines Corp.	3,800	441,256
Lexmark International, Inc. "A"*	3,300	138,567
Seagate Technology	800	22,272

		944,005

Electronic Equipment & Instruments 0.2%
Arrow Electronics, Inc.*	2,000	79,960
Avnet, Inc.*	1,100	45,892

		125,852
Internet Software & Services 0.4%
eBay, Inc.*	2,430	87,723
Google, Inc. "A"*	310	219,170

		306,893
IT Services 0.8%
Accenture Ltd. "A"	7,100	277,255
Computer Sciences Corp.*	4,000	233,560
DST Systems, Inc.*	600	50,826

		561,641
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc.	3,500	117,110
Applied Materials, Inc.	12,000	233,040

		350,150
Software 0.7%
Microsoft Corp.	12,700	467,487
Symantec Corp.*	2,280	42,818

		510,305
Materials 0.8%
Chemicals 0.4%
Celanese Corp. "A"	300	12,588
Dow Chemical Co.	5,300	238,712

		251,300
Containers & Packaging 0.1%
Ball Corp.	1,400	69,412
Packaging Corp. of America	700	22,288

		91,700
Metals & Mining 0.3%
Freeport-McMoRan Copper & Gold, Inc.	2,100	247,128
Telecommunication Services 1.6%
Diversified Telecommunication Services
AT&T, Inc.	13,870	579,627
Embarq Corp.	3,500	185,220
Verizon Communications, Inc.	5,200	239,564
Windstream Corp.	11,000	147,950

		1,152,361
Utilities 0.8%
Electric Utilities 0.6%
American Electric Power Co., Inc.	200	9,642
Edison International	3,000	174,450
FirstEnergy Corp.	1,600	111,520
PPL Corp.	900	46,530
Southern Co.	3,000	109,980

		452,122
Multi-Utilities 0.2%
Sempra Energy	2,400	147,624

Total Common Stocks (Cost $17,862,764)		19,555,199

	Principal Amount ($)	Value ($)

Government & Agency Obligation 71.6%
US Treasury Obligation
US Treasury STRIPS, 4.018%**, 8/15/2011 (a) (Cost $47,653,931)	59,804,000	51,432,457
	Shares	Value ($)

Securities Lending Collateral 19.5%
Daily Assets Fund Institutional, 5.26% (b) (c) (Cost $14,020,000)	14,020,000	14,020,000
Cash Equivalents 1.4%
Cash Management QP Trust, 5.06% (b) (Cost $997,233)	997,233	997,233
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $80,533,928)	119.7	86,004,889
Other Assets and Liabilities, Net	(19.7)	(14,147,804)

Net Assets	100.0	71,857,085

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2007 amounted to $13,751,035 which is 19.1% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2011 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2011 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 14, 2007